Condensed Consolidated Statement of Comprehensive Income Parenthetical (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustment, tax	$ (304)
Unrealized holding (loss) gain on securities, tax	4,478	(598)
Reclassification adjustment for securities sold during the period, tax	$ 0	$ 690